Disclosure - Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil (Details - Compulsory deposits at Central Bank of Brazil) R$ in Thousands, $ in Thousands	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Compulsory deposits at Central Bank of Brazil	R$ 2,399,488	R$ 1,709,729	R$ 392,280	$ 392,280